Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Measurements [Abstract]
Schedule of Assets And Liabilities Carried At Fair Value On A Recurring Basis	The following table summarizes the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, in its consolidated balance sheets:
	June 30, 2023		December 31, 2022
	Level 2	Level 3	Level 2	Level 3
	(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$7	$-	$159	$-
Foreign exchange forward contracts designated as hedging instruments	376	-	3	-

Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(87)	-	(38)	-
Foreign exchange forward contracts designated as hedging instruments	(2,540)	-	(1,640)	-
Convertible notes	-	5,423	-	1,894
Contingent consideration*	-	41,171	-	38,341
	$(2,244)	$46,594	$(1,516)	$40,235
*Includes $15.0 million and $14.6 million under accrued expenses and other current liabilities in the Company's consolidated balance sheets as of June 30, 2023 and December 31, 2022, respectively.